EXHIBIT 99.27

Opus DATA COMPARE

Client Loan Number	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
719679	DTI	38.84%	39.84%	1008 DTI is 38.84% Audit value used a fully indexed qualifying P&I of $XXXX vs lender used $XXXX.